REVENUE INFORMATION - Disaggregated by major products/services lines (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 767,688,120	$ 117,653,352	¥ 650,282,167	¥ 501,488,667
CPaaS
Disaggregation of Revenue [Line Items]
Revenues
- Text messaging
Disaggregation of Revenue [Line Items]
Revenues	265,182,655		234,745,048	167,859,282
- Voice calls
Disaggregation of Revenue [Line Items]
Revenues	71,991,638		67,128,537	60,285,356
- Others
Disaggregation of Revenue [Line Items]
Revenues	62,919,144		43,383,515	27,060,127
Cloudbased CC
Disaggregation of Revenue [Line Items]
Revenues	245,135,106		173,593,018	129,198,999
Cloudbased UC&C
Disaggregation of Revenue [Line Items]
Revenues	118,310,137		123,165,257	111,931,266
Other services
Disaggregation of Revenue [Line Items]
Revenues	¥ 4,149,440		¥ 8,266,792	¥ 5,153,637